Delaware Healthcare Fund
Delaware Healthcare Fund
Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns Delaware Healthcare Fund	1 year	Lifetime	Inception Date
Class A	(3.14%)	11.99%	Sep 28, 2007
Class A After Taxes on Distributions	(4.97%)	9.28%
Class A After Taxes on Distributions and Sales	(1.54%)	8.81%
Class C	1.17%	8.26%	Jan 28, 2010
Class R	2.58%	8.76%	Jan 28, 2010
Russell 3000�� Healthcare Index (reflects no deduction for fees, expenses, or taxes)	10.87%	2.19%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Healthcare Fund

Supplement to the Fund’s Class A, Class C and Class R
Summary and Statutory Prospectuses dated January 28, 2012
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Healthcare Fund performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	Lifetime
Class A return before taxes (lifetime: 09/28/07–12/31/11)	-3.14%	11.99%
Class A return after taxes on distributions	-4.97%	9.28%
Class A return after taxes on distributions and sale of Fund shares	-1.54%	8.81%
Class C return before taxes (lifetime: 01/28/10–12/31/11)	1.17%	8.26%
Class R return before taxes (lifetime: 01/28/10–12/31/11)	2.58%	8.76%
Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)	10.87%	2.19%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
Delaware Healthcare Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.14%)
Lifetime	rr_AverageAnnualReturnSinceInception	11.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Delaware Healthcare Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.97%)
Lifetime	rr_AverageAnnualReturnSinceInception	9.28%
Delaware Healthcare Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.54%)
Lifetime	rr_AverageAnnualReturnSinceInception	8.81%
Delaware Healthcare Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.17%
Lifetime	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2010
Delaware Healthcare Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.58%
Lifetime	rr_AverageAnnualReturnSinceInception	8.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2010
Delaware Healthcare Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Healthcare Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Healthcare Fund

Supplement to the Fund’s Class A, Class C and Class R
Summary and Statutory Prospectuses dated January 28, 2012
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Healthcare Fund performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	Lifetime
Class A return before taxes (lifetime: 09/28/07–12/31/11)	-3.14%	11.99%
Class A return after taxes on distributions	-4.97%	9.28%
Class A return after taxes on distributions and sale of Fund shares	-1.54%	8.81%
Class C return before taxes (lifetime: 01/28/10–12/31/11)	1.17%	8.26%
Class R return before taxes (lifetime: 01/28/10–12/31/11)	2.58%	8.76%
Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)	10.87%	2.19%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Delaware Healthcare Fund | Russell 3000�� Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.87%
Lifetime	rr_AverageAnnualReturnSinceInception	2.19%